Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

Note 10. Related Party Transactions

The following agreements were negotiated among affiliated parties and, consequently, are not the result of arm’s length negotiations. The following is a description of those agreements that have been entered into with the affiliates of our general partner and with our general partner. We, our general partner and its affiliates have entered into the various documents and agreements, which are described below.

Services Agreement

We are party to a services agreement with Mid-Con Energy Operating pursuant to which Mid-Con Energy Operating provides certain services to us, including management, administrative and operational services. The operational services include marketing, geological and engineering services. Under the services agreement, we reimburse Mid-Con Energy Operating, on a monthly basis, for the allocable expenses it incurs in its performance under the services agreement. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and other expenses allocated by Mid-Con Energy Operating to us. During the six months ended June 30, 2012, we reimbursed Mid-Con Energy Operating approximately $1.3 million, respectively, for direct expenses.

Other Transactions with Related Persons

We, various third parties with an ownership interest in the same property and our affiliate, Mid-Con Energy Operating, are party to standard oil and gas joint operating agreements, pursuant to which we and those third parties pay Mid-Con Energy Operating overhead charges associated with operating our properties (commonly referred to as the Council of Petroleum Accountants Societies, or COPAS fees). These costs are included in lease operating expenses in our unaudited consolidated statements of operations.

Note 9. Related Party Transactions

We, our general partner and its affiliates have entered into the various documents and agreements, which are described below.

Services Agreement

We entered into a services agreement with Mid-Con Energy Operating pursuant to which Mid-Con Energy Operating provides certain services to us, including management, administrative and operational services to us, which include marketing, geological and engineering services. Under the services agreement, we reimburse Mid-Con Energy Operating, on a monthly basis, for the allocable expenses it incurs in its performance under the services agreement. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and other expenses allocated by Mid-Con Energy Operating to us. At December 31, 2011, we reimbursed Mid-Con Energy Operating $0.2 million for direct expenses.

Assignment, Bill of Sale and Conveyance Agreement

We entered into an assignment, bill of sale and conveyance agreement pursuant to which J&A Oil Company, a company controlled by Charles R. Olmstead and Jeffrey R. Olmstead, and Charles R. Olmstead, in his individual capacity, contributed to us certain working interests in the Cushing Field and J&A Oil Company contributed to us its interests in certain derivative contracts for aggregate consideration of approximately $6.0 million.

Contribution, Conveyance, Assumption and Merger Agreement

We entered into a contribution, conveyance, assumption and merger agreement pursuant to which Mid-Con Energy I, LLC and Mid-Con Energy II, LLC merged into our subsidiary, Mid-Con Energy Properties, and our general partner made a contribution to us. The contribution, conveyance, assumption and merger agreement provided for the Contributing Parties, as the owners of Mid-Con Energy I, LLC and Mid-Con Energy II, LLC, to receive consideration that included a combination of common units and cash from the proceeds of our public offering and for our general partner to receive a 2.0% general partner interest in us. All of the transaction expenses incurred in connection with these transactions were paid from proceeds of our public offering.

Notes Receivable from Officers, Director and Employees

In the aggregate at December 31, 2010, we had notes receivable from officers, a director and employees of $1.8 million plus accrued interest of $0.2 million. The accrued interest receivable was classified as other noncurrent assets on the balance sheet. The notes matured when our registration statement filed in connection with our initial public offering was declared effective. All such notes receivable were originally issued in conjunction with purchases of the membership units in Mid-Con Energy I, LLC and Mid-Con Energy II, LLC and performance under these notes was secured by security interests granted to us in all of the membership units purchased. Additionally, we had full recourse against the assets of the officers, director and employees for collection of the amounts due upon the occurrence of a default that was not remedied. All of the notes were repaid in connection with our initial public offering.

Other Transactions with Related Persons

We, various third parties with an ownership interest in the same property and our affiliate, Mid-Con Energy Operating, are party to standard oil and gas joint operating agreements, pursuant to which we and those third parties pay Mid-Con Energy Operating overhead charges associated with operating our properties (commonly referred to as the Council of Petroleum Accountants Societies, or COPAS, fee). We and those third parties will also pay Mid-Con Energy Operating for its direct and indirect expenses that are chargeable to the wells under their respective operating agreements.

At December 31, 2011 we had a net receivable from Mid-Con Energy Operating of $0.8 million which is comprised of a receivable from Mid-Con Energy Operating of $2.4 million and a separate payable of $1.6 million. These amounts are included in the Accounts receivable — Other and Other payables, respectively, in our Consolidated Balance Sheets.